Property and Equipment, net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment	$ 198,443	$ 115,520	$ 31,405
Less: accumulated depreciation	(19,069)	(7,350)	(1,162)
Property and equipment, net	179,374	108,170	30,243
Machines and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 78,047	$ 41,067	14,857
Machines and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	3 years	3 years
Machines and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	10 years	10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 69,715	$ 40,422	9,592
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	7 years	7 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	10 years	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years	5 years
Property and equipment	$ 1,491	$ 1,386	856
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,651	$ 1,253	796
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	3 years	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	7 years	7 years
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	7 years	7 years
Property and equipment	$ 4,035	$ 3,501	2,763
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 41,504	$ 27,891	$ 2,541